STOCK OPTIONS - Valuation Assumptions (Details) - Option	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.00%	1.57%
Expected term (in years)	6 years 5 months 16 days	6 years 6 months
Expected stock price volatility	18.54%	20.92%
Dividend yield	1.61%	2.13%